Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Derivative financial instruments
Schedule of derivative financial instruments

	30 June 2025		31 December 2024
	Assets	Liabilities	Assets	Liabilities
	US$’000	US$’000	US$’000	US$’000
Interest rate swaps	4,338	—	7,469	(179)
Forward freight agreements and related bunker swaps	1,357	(536)	3,993	—
Commodity contracts and derivatives	72,416	(53,008)	70,565	(25,835)
Forward foreign exchange contracts	32	—	13	(82)
	78,143	(53,544)	82,040	(26,096)

Non-current	4,338	—	7,469	(569)
Current	73,805	(53,544)	74,571	(25,527)
	78,143	(53,544)	82,040	(26,096)